Grants and Subsidies (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2024
Grants and Subsidies (Details) [Line Items]
Funding approved amount	$ 75
Funding approved amount issued	50
Received amount		$ 235
Fixed fee fund	366
Canadian federal government amount	$ 229
Green Fund [Member]
Grants and Subsidies (Details) [Line Items]
Received amount		25
Accrued Income Receivable [Member]
Grants and Subsidies (Details) [Line Items]
Accrued other income		$ 305